Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of members of the board of directors (Details) - Board directors - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Remuneration concept
Fixed salary remuneration of executive directors	€ 3,292	€ 3,136
Variable salary remuneration of executive directors	0	0
Directors' fees	597	628
Bylaw-stipulated emoluments (annual emolument)	1,754	2,113
Other	2,173	2,083
Sub-total	7,816	7,960
Transactions with shares and/or other financial instruments	0	0
Total remuneration	€ 7,816	€ 7,960